Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 366,327	$ 393,167
Accounts receivable, net	131,546	138,146
Inventories	147,799	123,524
Prepaid expenses	8,117	6,398
Other current assets	29,686	22,936
Total current assets	683,475	684,171
Non-current assets
Property, plant and equipment, net	189,794	188,150
Goodwill	385,803	385,849
Other intangible assets, net	96,001	107,274
Operating lease right-of-use assets	23,399
Other non-current assets	18,891	22,810
Total non-current assets	713,888	704,083
Total assets	1,397,363	1,388,254
Current liabilities
Accounts payable	54,662	45,855
Current portion of long-term debt		5,143
Accrued expenses and other current liabilities	29,942	39,115
Accrued compensation and related benefits	29,572	31,703
Deferred revenues	54,298	53,965
Operating lease liabilities - short term	9,106
Total current liabilities	177,580	175,781
Non-current liabilities
Long-term debt		22,000
Deferred revenues - long-term	16,652	18,422
Operating lease liabilities - long term	14,702
Other non-current liabilities	31,409	29,084
Total non-current liabilities	62,763	69,506
Total liabilities	240,343	245,287
Contingencies (see note 11)
Redeemable non-controlling interests	742	852
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 54,344 thousands shares and 53,881 thousands shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	147	146
Additional paid-in capital	2,695,622	2,681,048
Accumulated other comprehensive loss	(7,047)	(7,753)
Accumulated deficit	(1,532,444)	(1,531,326)
Total equity	1,156,278	1,142,115
Total liabilities and equity	$ 1,397,363	$ 1,388,254